Income Opportunities Fund					July 31, 2026

Schedule of Investments (Unaudited)
(in thousands, except share data)
Issuer	Asset	Reference Rate & Spread	Maturity Date	Currency	Par	Fair Value	Footnotes
Leveraged Loans - 71.70%

Alternative Carriers - 1.23%
Iridium Satellite LLC	TL 1L 05/24	SOFR + 2.25%	9/20/2030	USD	3,647	$3,652
Zayo Group LLC	TL 1L 09/25	0.50% PIK, SOFR + 3.00%	3/11/2030	USD	2,339	2,344	(c)

Application Software - 11.97%
CDK Global II LLC	TL 1L B 12/24	SOFR + 3.25%	7/6/2029	USD	8,385	5,450
Dye & Durham Ltd	TL 1L B 03/24	SOFR + 4.25%	4/11/2031	USD	3,589	2,171
Kaseya Inc	TL 1L B 03/25	SOFR + 3.25%	3/22/2032	USD	1,905	1,441
McAfee LLC	TL 1L B1 12/24	SOFR + 3.00%	3/1/2029	USD	16,280	14,771
Misys Ltd	TL 1L B 07/25 EUR	EURIBOR + 4.50%	9/15/2032	EUR	1,037	1,142
Misys Ltd	TL 1L B 09/25 USD	SOFR + 4.00%	9/15/2032	USD	6,734	6,480
Qlik Technologies Inc	TL 1L 11/24	SOFR + 3.25%	10/26/2030	USD	5,068	3,976
Qualtrics International Inc	TL 1L B2 02/25	SOFR + 2.25%	6/28/2030	USD	5,059	4,287
RealPage Inc	TL 1L B 04/21	SOFR + 3.00%	4/24/2028	USD	9,609	9,215
Rocket Software Inc	TL 1L 11/18	EURIBOR + 3.75%	11/28/2028	EUR	1,497	1,661
Solera LLC	TL 2L 06/21	SOFR + 9.00%	6/4/2029	USD	9,615	7,605	(b)(c)

Automotive Parts & Equipment - 8.04%
Innovative XCessories & Services LLC	TL 1L 08/25	SOFR + 5.50%	9/5/2029	USD	6,028	6,018
Parts Authority Inc	TL 1L 10/20	SOFR + 3.75%	10/28/2027	USD	18,425	18,034
Terrepower LLC	TL 1L 01/26	SOFR + 6.00%	7/25/2029	USD	3,987	3,856	(b)
Terrepower LLC	TL 1L B 06/22	SOFR + 5.25%	7/25/2029	USD	12,447	11,319
Terrepower LLC	TL 1L DD 01/26	SOFR + 6.50%	7/25/2029	USD	3,987	(130)	(b)(f)

Automotive Retail - 0.49%
RV Retailer LLC	TL 1L B 02/26	SOFR + 4.50%	2/26/2033	USD	2,504	2,387

Broadcasting - 3.58%
NEP Broadcasting LLC	TL 1L B 09/25 USD	SOFR + 4.50%	10/17/2031	USD	18,536	17,399

Building Products - 4.27%
DiversiTech Holdings Inc	TL 2L B 12/21	SOFR + 6.50%	12/22/2032	USD	1,725	1,744
Hunter Douglas Inc	TL 1L B1 01/25	SOFR + 3.00%	1/17/2032	USD	1,837	1,839
MI Windows and Doors Inc	TL 1L B2 03/24	SOFR + 2.75%	3/28/2031	USD	1,818	1,797
Oldcastle Buildingenvelope Inc	TL 1L B 04/22	SOFR + 4.25%	4/27/2029	USD	13,802	9,454
PrimeSource Building Products Inc	TL 1L B 09/25	SOFR + 4.50%	3/15/2031	USD	4,076	4,084
White Cap Construction Supply Inc	TL 1L B 06/24	SOFR + 3.25%	10/19/2029	USD	1,842	1,842

Commodity Chemicals - 3.63%
Geon Performance Solutions LLC	TL 1L B 08/21	SOFR + 4.25%	8/18/2028	USD	6,608	6,320
Ineos Quattro Holdings Ltd	TL 1L B 01/20 EUR	EURIBOR + 2.00%	1/29/2027	EUR	4,489	5,160
Ineos Quattro Holdings Ltd	TL 1L B 10/23 EUR	EURIBOR + 4.50%	4/2/2029	EUR	1,388	1,305
Mativ Holdings Inc	TL 1L B 03/26	SOFR + 4.50%	4/4/2033	USD	2,792	2,795
Rohm Holding GmbH	TL 1L B 03/24 EUR	0.25% PIK, EURIBOR + 5.00%	1/31/2029	EUR	851	971	(c)
SI Group Inc	TL 1L 12/25	5.00% PIK, SOFR + 1.00%	12/23/2030	USD	1,104	1,104	(b)(c)

Construction Machinery & Heavy Transportation Equipment - 2.66%
Accuride Corp	TL 1L 03/25	3.00% PIK, SOFR + 1.50%	3/7/2030	USD	2,473	4,457	(b)(c)
American Trailer Works Inc	TL 1L 02/21	SOFR + 3.75%	3/3/2028	USD	13,581	8,471

Construction Materials - 2.37%
BME Group Holding BV	TL 1L B2 09/23 EUR	EURIBOR + 4.75%	12/31/2029	EUR	12,066	11,532

Data Processing & Outsourced Services - 3.19%
VeriFone Systems Inc	TL 1L 03/25	SOFR + 5.50%	8/18/2028	USD	15,680	14,890
West Corp	TL 1L B3 01/23		4/10/2027	USD	3,595	607	(d)

Diversified Chemicals - 3.32%
Chemours Co/The	TL 1L B4 10/25	SOFR + 3.50%	10/15/2032	USD	5,395	5,390
Ineos Finance PLC	TL 1L B 02/23	SOFR + 3.25%	2/19/2030	USD	9,595	9,118
Ineos Finance PLC	TL 1L B 12/24	SOFR + 3.00%	2/7/2031	USD	1,773	1,657

Diversified Metals & Mining - 0.41%
Foresight Energy LLC	TL 1L A 06/20	SOFR + 8.00%	6/30/2027	USD	2,077	1,971	(b)

Diversified Support Services - 1.84%
Alight Solutions LLC (aka Tempo)	TL 1L B1 01/25	SOFR + 1.75%	8/31/2028	USD	1,498	1,289
DTI Holdco Inc (dba Epiq)	TL 1L 04/22	SOFR + 4.00%	4/26/2029	USD	7,644	7,221
Legence Holdings LLC (aka Therma)	TL 1L 05/26	SOFR + 2.00%	12/16/2031	USD	460	460

Environmental & Facilities Services - 1.59%
Brock Group LLC/The	TL 1L B 04/24	SOFR + 6.00%	5/2/2030	USD	8,212	7,719

Financial Exchanges & Data - 0.58%
IntraFi Network LLC	TL 1L B 01/25	SOFR + 3.50%	7/31/2031	USD	538	522
IntraFi Network LLC	TL 1L B 08/25	SOFR + 4.00%	7/31/2031	USD	2,334	2,290

Food Distributors - 0.00%
Biscuits Poult SAS	TL 1L B 01/20	EURIBOR + 4.00%	2/12/2027	EUR	16	15

Health Care Services - 0.18%
CHG Healthcare Services Inc	TL 1L 04/26	SOFR + 3.00%	9/29/2031	USD	891	891

Health Care Technology - 4.73%
Milano Acquisition Corp	TL 1L 08/20	SOFR + 4.00%	10/1/2027	USD	20,789	20,646
Zelis Healthcare LLC	TL 1L B 01/24	SOFR + 2.75%	9/28/2029	USD	2,395	2,354

Hotels, Resorts & Cruise Lines - 0.15%
Travel + Leisure Co	TL 1L B 12/25	SOFR + 2.00%	12/14/2029	USD	750	751

Human Resource & Employment Services - 0.40%
SIRVA Worldwide Inc	TL 1L 08/24	SOFR + 8.00%	2/20/2029	USD	302	302	(b)
SIRVA Worldwide Inc	TL 1L 08/24	5.00% PIK, SOFR + 3.00%	8/20/2029	USD	1,387	885	(b)(c)
SIRVA Worldwide Inc	TL 1L DD 08/24	SOFR + 8.00%	2/20/2029	USD	749	749	(b)

Industrial Machinery & Supplies & Components - 1.80%
Dexko Global Inc	TL 1L 02/26	SOFR + 4.50%	10/4/2031	USD	1,333	1,297
Dexko Global Inc	TL 1L 03/26	EURIBOR + 4.75%	10/9/2031	EUR	3,875	4,399
Dexko Global Inc	TL 1L 03/26	EURIBOR + 4.75%	10/20/2031	EUR	2,675	3,037

Integrated Telecommunication Services - 1.27%
Numericable-SFR	TL 1L B11 10/25 EUR	EURIBOR + 4.38%	4/30/2028	EUR	1,369	1,585
Numericable-SFR	TL 1L B14 10/25 EUR	EURIBOR + 6.88%	5/30/2031	EUR	3,896	4,578

Interactive Media & Services - 0.30%
Cision Ltd	TL 1L 04/25	1.00% PIK, SOFR + 5.00%	4/29/2030	USD	1,294	1,298	(c)
Cision Ltd	TL 1L B2 04/25	SOFR + 4.50%	5/31/2030	USD	286	138

IT Consulting & Other Services - 0.56%
Sabre Inc	TL 1L B1 11/24	SOFR + 6.00%	11/15/2029	USD	3,085	2,735

Leisure Facilities - 2.09%
Aimbridge Acquisition Co Inc	TL 1L 02/25 (First Out)	SOFR + 5.61%	3/11/2030	USD	1,715	1,715	(b)
Aimbridge Acquisition Co Inc	TL 1L 02/25 (Second Out)	6.00% PIK, SOFR + 1.50%	3/11/2030	USD	1,194	1,194	(b)(c)
World Choice Investments LLC	TL 1L B 07/24	SOFR + 4.75%	8/16/2031	USD	7,270	7,234

Leisure Products - 4.43%
Camping World Good Sam	TL 1L B 05/21	SOFR + 2.50%	6/3/2028	USD	23,086	21,558

Real Estate Services - 0.71%
Emeria Europe SAS	TL 1L B 03/21 EUR	EURIBOR + 3.50%	3/27/2028	EUR	3,809	3,467

Research & Consulting Services - 0.37%
Grant Thornton LLP/Chicago	TL 1L B 12/24	SOFR + 2.75%	6/2/2031	USD	1,907	1,801

Specialty Chemicals - 2.16%
Champion/DSM engg	TL 1L B1 03/23	SOFR + 5.50%	3/29/2030	USD	3,061	2,668
Flint Group GmbH	TL 2L B 09/23 PIK		12/29/2028	EUR	388	22	(c) (d)
Lonza Specialty Ingredients	TL 1L B 04/21 EUR	EURIBOR + 3.93%	7/3/2028	EUR	7,096	7,825

Systems Software - 3.37%
CDK International	TL 1L B 02/25 EUR	EURIBOR + 3.50%	3/1/2030	EUR	3,565	3,776
Precisely Software Inc	TL 1L B 10/21	SOFR + 4.00%	4/24/2028	USD	9,343	7,559
Precisely Software Inc	TL 2L 03/21	SOFR + 7.25%	4/23/2029	USD	7,905	5,072
TOTAL LEVERAGED LOANS (Amortized cost $366,573)						$348,638

High Yield Securities - 54.45%

Alternative Carriers - 0.33%
Zayo Group LLC	9.250% 03/2030		3/9/2030	USD	1,603	$1,603	(c)(e)

Application Software - 4.17%
Cloud Software Group Inc	9.000% 09/2029		9/30/2029	USD	4,184	4,103	(e)
Cvent Holding Corp	8.000% 06/2030		6/15/2030	USD	11,176	10,882	(e)
Dye & Durham Ltd	8.625% 04/2029		4/15/2029	USD	2,819	1,697	(e)
McAfee LLC	7.375% 02/2030		2/15/2030	USD	4,253	3,610	(e)

Asset Management & Custody Banks - 0.44%
Hightower Holding LLC	9.125% 01/2030		1/31/2030	USD	2,064	2,149	(e)

Automotive Parts & Equipment - 0.70%
Adient Global Holdings Ltd	7.500% 02/2033		2/15/2033	USD	1,870	1,931	(e)
LCI Industries	3.000% 03/2030		3/1/2030	USD	967	1,066
Truck Hero Inc	6.250% 07/2031		7/31/2031	USD	2,217	400	(e)

Automotive Retail - 0.49%
Mavis Discount Tire Inc	6.500% 05/2029		5/15/2029	USD	2,418	2,382	(e)

Biotechnology - 0.31%
Immunocore Holdings PLC	2.500% 02/2030		2/1/2030	USD	1,618	1,496

Building Products - 3.08%
MI Windows and Doors Inc	5.500% 02/2030		2/1/2030	USD	9,971	9,236	(e)
PrimeSource Building Products Inc	8.750% 12/2030		12/31/2030	USD	6,190	5,724	(e)

Cable & Satellite - 3.18%
Block Communications Inc	10.250% 03/2031		3/1/2031	USD	2,642	2,298	(e)
Virgin Media Inc	4.750% 07/2031		7/15/2031	USD	3,372	2,669	(e)
Virgin Media Inc	6.750% 01/2033		1/15/2033	USD	1,404	1,125	(e)
Virgin Media Inc	7.500% 07/2033		7/15/2033	EUR	2,895	2,285	(e)
Virgin Media Inc	8.500% 03/2033		3/15/2033	USD	508	321	(e)
Ziggo BV	5.125% 02/2030		2/28/2030	USD	6,225	5,066	(e)
Ziggo BV	7.500% 01/2033		1/15/2033	USD	1,896	1,704	(e)

Commercial Printing - 1.42%
Multi-Color Corp	8.500% 05/2033		5/11/2033	USD	7,879	6,886	(c)(e)

Commodity Chemicals - 1.46%
Ineos Quattro Holdings Ltd	8.500% 03/2029		3/15/2029	EUR	1,795	1,780	(e)
Ineos Quattro Holdings Ltd	9.625% 03/2029		3/15/2029	USD	558	496	(e)
Mativ Holdings Inc	8.000% 10/2029		10/1/2029	USD	4,877	4,835	(e)

Construction & Engineering - 1.78%
Maxim Crane Works LP / Maxim Finance Corp	11.500% 09/2028		9/1/2028	USD	8,348	8,672	(e)

Construction Materials - 0.38%
Smyrna Ready Mix Concrete LLC	8.875% 11/2031		11/15/2031	USD	1,758	1,842	(e)

Consumer Finance - 0.38%
Lendmark Financial Services LLC	8.750% 07/2030		7/15/2030	USD	1,859	1,856	(e)

Data Processing & Outsourced Services - 0.13%
Asurion LLC/CA	8.000% 12/2032		12/31/2032	USD	618	626	(e)

Diversified Banks - 0.09%
Lloyds Banking Group PLC	5.590% 11/2035		11/26/2035	USD	444	445

Diversified Chemicals - 2.21%
Chemours Co/The	4.625% 11/2029		11/15/2029	USD	9,397	8,874	(e)
Chemours Co/The	8.000% 01/2033		1/15/2033	USD	1,906	1,877	(e)

Diversified Support Services - 2.00%
Allied Universal Holdco LLC	6.000% 06/2029		6/1/2029	USD	4,479	4,443	(e)
Garda World Security Corp	8.250% 08/2032		8/1/2032	USD	2,605	2,644	(e)
Garda World Security Corp	8.375% 10/2032		11/15/2032	USD	2,595	2,639	(e)

Footwear - 0.83%
Skechers USA Inc	10.750% 07/2033		7/15/2033	USD	3,751	4,030	(c)(e)

Health Care Facilities - 1.05%
CHS/Community Health Systems, Inc.	9.750% 01/2034		1/15/2034	USD	5,023	5,095	(e)

Health Care Technology - 0.25%
athenahealth Inc	6.500% 02/2030		2/15/2030	USD	1,277	1,232	(e)

Hotels, Resorts & Cruise Lines - 3.92%
Marriott Ownership Resorts Inc	6.500% 10/2033		10/1/2033	USD	1,578	1,553	(e)
NCL Corp Ltd	0.750% 09/2030		9/15/2030	USD	12,747	11,704	(e)
NCL Corp Ltd	0.875% 04/2030		4/15/2030	USD	5,602	5,819

Industrial Machinery & Supplies & Components - 0.38%
JBT Marel Corp	0.375% 09/2030		9/15/2030	USD	1,852	1,864	(e)

Insurance Brokers - 1.04%
Ardonagh Group Ltd/The	6.875% 02/2031		2/15/2031	EUR	4,315	5,041	(e)

Integrated Oil & Gas - 0.06%
Eni SpA	5.950% 05/2054		5/15/2054	USD	289	273	(e)

Integrated Telecommunication Services - 1.91%
Level 3 Financing Inc	7.500% 02/2037		2/15/2037	USD	1,334	1,326	(e)
Level 3 Financing Inc	8.500% 01/2036		1/15/2036	USD	7,649	7,964	(e)
Numericable-SFR	6.500% 10/2031		10/15/2031	USD	—	—	(e)

Interactive Home Entertainment - 1.62%
Electronic Arts Inc	7.250% 07/2033		7/1/2033	USD	3,254	3,374	(e)
Electronic Arts Inc	8.750% 07/2034		7/1/2034	USD	4,276	4,507	(e)

Interactive Media & Services - 0.62%
Cision Ltd	10.000% 06/2031		6/30/2031	USD	5,869	1,232	(e)
Snap Inc	6.875% 03/2033		3/1/2033	USD	1,819	1,778	(e)

IT Consulting & Other Services - 4.84%
Sabre Inc	10.750% 03/2030		3/15/2030	USD	5,513	5,286	(e)
Sabre Inc	10.750% 11/2029		11/15/2029	USD	2,561	2,466	(e)
Sabre Inc	11.125% 06/2029		6/15/2029	USD	7,462	7,858	(e)
Sabre Inc	11.125% 07/2030		7/15/2030	USD	6,485	6,250	(e)
Sabre Inc	7.000% 05/2031		5/15/2031	USD	1,229	1,473	(e)
Sabre Inc	7.320% 08/2026		8/1/2026	USD	222	222

Leisure Facilities - 6.01%
Merlin Entertainments PLC	4.500% 11/2027		11/15/2027	EUR	10,458	11,480	(e)
Merlin Entertainments PLC	6.625% 11/2027		11/15/2027	USD	8,546	8,118	(e)
Merlin Entertainments PLC	7.375% 06/2030		6/15/2030	EUR	78	75	(e)
Six Flags Entertainment Corp	5.250% 07/2029		7/15/2029	USD	4,403	4,219
Six Flags Entertainment Corp	7.250% 05/2031		5/15/2031	USD	5,454	5,351	(e)

Oil & Gas Exploration & Production - 1.80%
Northern Oil & Gas Inc	3.625% 04/2029		4/15/2029	USD	521	519
Northern Oil & Gas Inc	7.875% 10/2033		10/15/2033	USD	2,299	2,302	(e)
Northern Oil & Gas Inc	8.750% 06/2031		6/15/2031	USD	1,743	1,797	(e)
Talos Energy Ventures GOM LLC / Talos Finance Corp	8.000% 07/2034		7/15/2034	USD	4,097	4,140	(e)

Oil & Gas Storage & Transportation - 1.13%
Genesis Energy LP / Genesis Energy Finance Corp	6.750% 03/2034		3/15/2034	USD	1,850	1,846
Genesis Energy LP / Genesis Energy Finance Corp	8.000% 05/2033		5/15/2033	USD	1,010	1,051
Global Partners LP / GLP Finance Corp	8.250% 01/2032		1/15/2032	USD	297	310	(e)
NGL Energy Partners LP / NGL Energy Finance Corp	8.375% 02/2032		2/15/2032	USD	2,181	2,269	(e)

Paper Products - 1.22%
Fiber Bidco Spa	10.750% 06/2029 SUN		6/15/2029	EUR	5,277	5,927	(c)(e)

Real Estate Operating Companies - 0.74%
Heimstaden AB	8.375% 01/2030 SUN REGS EUR		1/29/2030	EUR	2,981	3,608	(e)

Real Estate Services - 1.98%
Compass Inc (and Anywhere Real Estate Group)	7.000% 04/2030		4/15/2030	USD	2,654	2,676	(e)
Compass Inc (and Anywhere Real Estate Group)	9.750% 04/2030		4/15/2030	USD	5,560	5,961	(e)
Emeria Europe SAS	3.375% 03/2028		3/31/2028	EUR	1,069	974	(e)

Restaurants - 2.11%
Golden Nugget Inc.	6.750% 07/2030		1/15/2030	USD	10,423	10,242	(e)

Specialty Chemicals - 0.32%
Solenis International LP	5.375% 10/2029		10/1/2029	EUR	1,383	1,565	(e)

Wireless Telecommunication Services - 0.07%
GCI Inc	4.750% 10/2028		10/15/2028	USD	332	326	(e)
TOTAL HIGH YIELD SECURITIES (Amortized cost $272,351)						$264,765

Asset Backed Securities - 13.29%

Specialized Finance - 13.29%
AB BSL CLO 1 Ltd	ABBSL 2020-1A ER2	SOFR + 6.45%	10/15/2038	USD	795	$795	(b)(e)
AB BSL CLO 2 Ltd	ABBSL 2021-2A ER	SOFR + 5.90%	4/15/2039	USD	676	687	(b)(e)
AB BSL CLO 7 Ltd	ABBSL 2025-7A E	SOFR + 5.60%	1/15/2039	USD	830	823	(b)(e)
AGL CLO 12 Ltd	AGL 2021-12A ER	SOFR + 6.35%	10/20/2038	USD	627	612	(b)(e)
AGL CLO 7 Ltd	AGL 2020-7A ER2	SOFR + 5.75%	10/15/2038	USD	1,119	1,085	(b)(e)
AGL Core CLO 2 Ltd	AGL 2019-2AR D1R2	SOFR + 3.05%	7/20/2039	USD	570	570	(b)(e)
AGL Core CLO 2 Ltd	AGL 2019-2AR ER2	SOFR + 6.44%	7/20/2039	USD	899	900	(b)(e)
Aimco CLO 14 Ltd	AIMCO 2021-14A E2R	SOFR + 6.50%	10/20/2038	USD	354	357	(b)(e)
AMMC CLO 26 Ltd	AMMC 2023-26A ER	SOFR + 6.50%	4/15/2036	USD	447	451	(b)(e)
Anchorage Capital Clo 11 Ltd	ANCHC 2019-11A ER2	SOFR + 7.33%	7/22/2037	USD	438	438	(b)(e)
Apna Park Clo DAC	APNAP 1A F	EURIBOR + 7.90%	12/15/2038	EUR	821	920	(b)(e)
ARES Loan Funding III Ltd	ARES 2022-ALF3A ER2	SOFR + 6.52%	4/25/2039	USD	865	885	(b)(e)
Ares LVII CLO Ltd	ARES 2020-57A ER2	SOFR + 5.50%	10/25/2038	USD	513	516	(b)(e)
Bain Capital CLO 2026-1	BCC 2026-1A E	SOFR + 4.75%	4/26/2039	USD	563	558	(b)(e)
Bain Capital Credit CLO 2023-1 Ltd	BCC 2023-1A ER	SOFR + 6.25%	7/16/2038	USD	820	815	(b)(e)
Bain Capital Credit CLO 2024-2 Ltd	BCC 2024-2AR ER	SOFR + 7.17%	7/15/2039	USD	168	168	(b)(e)
Bain Capital Euro CLO 2024-1 DAC	BCCE 2024-1A FR	EURIBOR + 8.22%	10/24/2039	EUR	400	452	(b)(e)
Barings CLO Ltd 2024-I	BABSN 2024-1A ER	SOFR + 6.19%	1/20/2039	USD	497	505	(b)(e)
Bbam European Clo VIII DAC	BBAME 8A F	EURIBOR + 8.50%	1/26/2040	EUR	427	489	(b)(e)
Brant Point Clo 2024-3 Ltd	BRTPT 2024-3A ER	SOFR + 6.83%	1/20/2039	USD	295	297	(b)(e)
Brant Point Clo 2024-4 Ltd	BRTPT 2024-4AR D1R	SOFR + 3.00%	10/20/2039	USD	304	304	(b)(e)
Carlyle Euro CLO 2024-1 DAC	CGMSE 2024-1A ER	EURIBOR + 8.70%	1/15/2039	EUR	707	784	(b)(e)
CarVal CLO IV Ltd	CARVL 2021-1A ER	SOFR + 6.60%	3/31/2038	USD	765	768	(b)(e)
CarVal CLO VC Ltd	CARVL 2021-2AR ER	SOFR + 6.93%	7/15/2039	USD	299	300	(b)(e)
CarVal CLO VI-C Ltd	CARVL 2022-1A ER	SOFR + 6.10%	3/21/2038	USD	466	462	(b)(e)
Carval Clo XII-C Ltd	CARVL 2025-1A E	SOFR + 5.90%	7/20/2038	USD	892	901	(b)(e)
CBAM 2018-5 Ltd	CBAM 2018-5A ER	SOFR + 5.80%	10/17/2038	USD	621	620	(b)(e)
CBAMR 2017-2 Ltd	CBAMR 2017-2A ERR	SOFR + 5.68%	4/17/2039	USD	460	450	(b)(e)
CBAMR 2017-4 Ltd	CBAMR 2017-4A ER	SOFR + 6.00%	3/31/2038	USD	587	590	(b)(e)
CBAMR 2019-9 Ltd	CBAMR 2019-9A ER	SOFR + 7.05%	7/15/2037	USD	679	683	(b)(e)
Clonmore Park CLO DAC	CLONP 1A ER	EURIBOR + 6.82%	8/21/2035	EUR	350	408	(b)(e)
CVC Cordatus Loan Fund IX DAC	CORDA 9AR FRR	EURIBOR + 8.42%	5/20/2040	EUR	497	573	(b)(e)
CVC Cordatus Loan Fund XXXVIII DAC	CORDA 38A F	EURIBOR + 8.57%	7/15/2040	EUR	542	625	(b)(e)
Dryden 105 CLO Ltd	DRSLF 2023-105A ER	SOFR + 7.12%	4/15/2038	USD	537	543	(b)(e)
Dryden 108 CLO Ltd	DRSLF 2022-108AR ER2	SOFR + 7.40%	7/18/2037	USD	485	485	(b)(e)
Dryden 87 CLO Ltd	DRSLF 2021-87A ER	SOFR + 6.35%	8/20/2038	USD	792	794	(b)(e)
Dryden 90 Clo Ltd	DRSLF 2021-90A ER	SOFR + 5.90%	11/15/2038	USD	1,096	1,104	(b)(e)
Empower CLO 2023-2 Ltd	EMPWR 2023-2A ER	SOFR + 5.60%	10/15/2038	USD	232	227	(b)(e)
Galaxy XXII CLO Ltd	GALXY 2016-22A ER4	SOFR + 6.50%	4/16/2034	USD	319	309	(b)(e)
Harvest CLO XLI DAC	HARVT 41A F	EURIBOR + 8.58%	7/15/2039	EUR	750	857	(b)(e)
Harvest CLO XXXVII DAC	HARVT 37A F	EURIBOR + 8.07%	1/15/2039	EUR	467	527	(b)(e)
Harvest US CLO 2026-1 Ltd	HARUS 2026-1A E	SOFR + 5.25%	4/20/2039	USD	802	806	(b)(e)
HPS Loan Management 2023-18 Ltd	HLM 2023-18A ER	SOFR + 6.00%	7/20/2039	USD	301	301	(b)(e)
ICG US CLO 2022-1i Ltd	ICG 2022-1A ER	SOFR + 6.55%	10/20/2038	USD	443	443	(b)(e)
ICG US CLO 2024-1 Ltd	ICG 2024-1AR ER	SOFR + 6.30%	3/31/2039	USD	902	904	(b)(e)
ICG US CLO 2026-1 Ltd	ICG 2026-1 E	SOFR + 5.75%	3/30/2039	USD	187	187	(b)(e)
Jamestown CLO XII Ltd	JTWN 2019-1A ERR	SOFR + 6.85%	3/20/2038	USD	1,062	1,061	(b)(e)
Jubilee Clo 2026-XXXIII DAC	JUBIL 2026-33A F	EURIBOR + 8.82%	10/15/2040	EUR	500	577	(b)(e)
Kennedy Lewis CLO 12 Ltd	GNRT 2023-12A ER	SOFR + 6.40%	7/20/2038	USD	445	448	(b)(e)
Kennedy Lewis Clo 13 Ltd	KLLM 2023-13A ER	SOFR + 6.75%	1/20/2038	USD	392	393	(b)(e)
Kennedy Lewis CLO 14 Ltd	KLLM 2024-14A E	SOFR + 6.75%	4/22/2037	USD	359	329	(b)(e)
Kennedy Lewis CLO 15 Ltd	KLLM 2024-15A E	SOFR + 6.70%	7/20/2037	USD	388	387	(b)(e)
Kennedy Lewis CLO 18 Ltd	KLLM 2024-18A E	SOFR + 6.00%	1/20/2038	USD	824	816	(b)(e)
Kettles Park Clo DAC	KETTL 1A F	EURIBOR + 8.80%	6/15/2039	EUR	475	554	(b)(e)
Madison Park Funding XLIX Ltd	MDPK 2021-49A ER	SOFR + 4.60%	10/19/2034	USD	1,460	1,170	(b)(e)
Madison Park Funding XXXV Ltd	MDPK 2019-35A ER2	SOFR + 6.00%	2/13/2039	USD	978	946	(b)(e)
Marble Point CLO XIX Ltd	MP19 2020-3A ER2	SOFR + 6.50%	10/19/2038	USD	797	783	(b)(e)
Marble Point Clo XXV Ltd	MP25 2022-2A ERR	SOFR + 6.60%	10/20/2036	USD	827	819	(b)(e)
MidOcean Credit CLO XII Ltd	MIDO 2023-12A ERR	SOFR + 6.50%	7/18/2038	USD	607	592	(b)(e)
Newbridge Park CLO DAC	NEWBR 1A F	EURIBOR + 7.60%	4/15/2040	EUR	520	593	(b)(e)
Oaktree CLO 2021-2 Ltd	OAKCL 2021-2A ER	SOFR + 4.50%	1/15/2035	USD	1,006	929	(b)(e)
Oaktree CLO 2023-2 Ltd	OAKCL 2023-2A ER	SOFR + 6.00%	7/20/2038	USD	462	466	(b)(e)
OCP Euro Clo 2025-14 DAC	OCPE 2025-14A F	EURIBOR + 8.08%	10/26/2038	EUR	350	400	(b)(e)
Octagon 55 Ltd	OCT55 2021-1A ER	SOFR + 6.00%	3/20/2038	USD	655	652	(b)(e)
Octagon Investment Partners 38 Ltd	OCT38 2018-1A DR	SOFR + 7.25%	10/20/2037	USD	1,093	1,106	(b)(e)
Octagon Investment Partners 43 Ltd	OCT43 2019-1A ER	SOFR + 6.35%	10/15/2038	USD	831	839	(b)(e)
Octagon Investment Partners Ltd	OCT48 2020-3A ER2	SOFR + 6.75%	1/15/2039	USD	405	408	(b)(e)
Orion CLO 2024-3 Ltd	ANTOR 2024-3AR ER	SOFR + 6.43%	7/25/2039	USD	527	527	(b)(e)
Palmer Square European CLO 2023-2 DAC	PLMER 2023-2A FR	EURIBOR + 8.40%	10/15/2038	EUR	1,039	1,194	(b)(e)
Penta CLO 11 DAC	PENTA 2022-11A FRR	EURIBOR + 8.00%	1/15/2039	EUR	543	624	(b)(e)
Penta CLO 15 DAC	PENTA 2023-15A FR	EURIBOR + 8.50%	10/15/2038	EUR	433	500	(b)(e)
PGGLF 2 Assetco EUR 1 DAC	PENTA 2022-12A FRR	EURIBOR + 8.50%	11/9/2038	EUR	468	541	(b)(e)
Pikes Peak CLO 10	PIPK 2022-10A ER	SOFR + 5.90%	1/22/2038	USD	584	553	(b)(e)
Pikes Peak Clo 22	PIPK 2026-22A E	SOFR + 5.70%	4/20/2039	USD	784	791	(b)(e)
Post CLO 2021-1 LTD	POST 2021-1A ER	SOFR + 5.70%	10/15/2034	USD	1,364	1,317	(b)(e)
Regatta XVI Funding Ltd	REG16 2019-2A ER2	SOFR + 5.65%	4/15/2039	USD	345	333	(b)(e)
Regatta XXII Funding Ltd	REG22 2022-2A ER2	SOFR + 5.75%	1/15/2039	USD	381	372	(b)(e)
Romark Credit Funding II Ltd	RCF 2021-2A E	7.08%	10/25/2039	USD	1,200	1,182	(b)(e)
Sandstone Peak Ltd	SAND 2021-1A ER2	SOFR + 7.31%	4/15/2038	USD	1,099	1,102	(b)(e)
Sixth Street CLO XII Ltd	SIXST 2018-12A ER2	SOFR + 5.05%	1/17/2039	USD	298	295	(b)(e)
Sound Point Euro CLO XVII Funding DAC	SNDPE 17A F	EURIBOR + 8.59%	7/20/2040	EUR	434	501	(b)(e)
Storm King Park CLO LTD	STKPK 2022-1A ER	SOFR + 6.15%	10/15/2037	USD	512	466	(b)(e)
Symphony CLO 42 Ltd	SYMP 2024-42A ER	SOFR + 6.45%	4/17/2037	USD	376	372	(b)(e)
Symphony CLO XVIII Ltd	SYMP 2016-18A ER4	SOFR + 5.85%	10/23/2037	USD	920	904	(b)(e)
Symphony CLO XXIX Ltd	SYMP 2021-29A ER	SOFR + 5.80%	10/15/2035	USD	615	594	(b)(e)
TCW CLO 2022-1 Ltd	TCW 2022-1A DJR	SOFR + 4.28%	1/20/2038	USD	563	556	(b)(e)
TCW CLO 2025-2 Ltd	TCW 2025-2A E	SOFR + 6.25%	1/15/2039	USD	472	470	(b)(e)
Trinitas CLO X Ltd	TRNTE 10A F	EURIBOR + 7.90%	11/15/2038	EUR	331	378	(b)(e)
Trinitas CLO XXI Ltd	TRNTS 2022-21A ER	SOFR + 5.50%	4/20/2038	USD	405	396	(b)(e)
Trinitas CLO XXII Ltd	TRNTS 2023-22A ER	SOFR + 6.00%	3/20/2038	USD	693	680	(b)(e)
Trinitas CLO XXIX Ltd	TRNTS 2024-29AR D1R	SOFR + 2.88%	10/23/2039	USD	324	324	(b)(e)
Trinitas CLO XXVII LTD	TRNTS 2024-27A ER	SOFR + 6.59%	4/18/2039	USD	322	327	(b)(e)
Trinitas CLO XXXII Ltd	TRNTS 2025-32A E	SOFR + 5.80%	7/23/2038	USD	486	494	(b)(e)
Trinitas CLO XXXIII Ltd	TRNTS 2025-33A E	SOFR + 5.95%	7/22/2038	USD	724	735	(b)(e)
Voya CLO 2017-3 Ltd	VOYA 2017-3A DRR	SOFR + 5.80%	4/20/2034	USD	2,068	2,002	(b)(e)
Voya CLO 2019-4 Ltd	VOYA 2019-4A ER	SOFR + 6.97%	1/15/2035	USD	509	496	(b)(e)
Voya CLO 2022-1 Ltd	VOYA 2022-1A ER	SOFR + 6.90%	4/20/2035	USD	1,647	1,629	(b)(e)
Voya Euro Clo IX DAC	VOYE 9A F	EURIBOR + 8.63%	10/15/2038	EUR	950	1,094	(b)(e)
Wind River 2023-1 CLO Ltd	WINDR 2023-1A ER	SOFR + 6.75%	7/25/2038	USD	333	335	(b)(e)
Wind River 2024-1 CLO Ltd	WINDR 2024-1A E	SOFR + 7.25%	4/20/2037	USD	1,000	1,005	(b)(e)
TOTAL ASSET BACKED SECURITIES (Amortized cost $64,932)						$64,635

Issuer	Asset		Maturity Date	Currency	Shares	Fair Value	Footnotes
Equity & Other Investments - 3.38%

Broadline Retail - 0.54%
Belk Inc	Common Stock			USD	82,904	$2,611	(a)(b)(d)

Commercial Printing - 0.46%
Multi-Color Corp	Common Stock			USD	5,299	455	(d)
Multi-Color Corp	12.000% Pref Equity			USD	2,185	1,770	(c)
Multi-Color Corp	Warrant			USD	2,544	9	(d)

Commodity Chemicals - 0.09%
SI Group Inc	Common Stock			USD	38,157	450	(a)(b)(d)

Diversified Metals & Mining - 0.27%
Foresight Energy LLC	Common Stock			USD	320,381	1,299	(a)(b)(d)

Hotels, Resorts & Cruise Lines - 0.15%
NCL Corp Ltd	Common Stock			USD	39,846	738	(d)

Human Resource & Employment Services
SIRVA Worldwide Inc	Common Stock (Class A)			USD	2,475	—	(a)(b)(d)
SIRVA Worldwide Inc	Common Stock (Class B)			USD	32,077	—	(a)(b)(d)
SIRVA Worldwide Inc	15.250% 08/2030 (Pref Equity Class A)		8/20/2030	USD	569	—	(a)(b)(d)
SIRVA Worldwide Inc	15.250% 08/2030 (Pref Equity Class B)		8/20/2030	USD	287	—	(a)(b)(d)

Integrated Telecommunication Services - 0.13%
Numericable-SFR	Common Stock			EUR	32,652	636	(d)

Leisure Facilities - 1.31%
Aimbridge Acquisition Co Inc	Common Stock			USD	104,732	6,370	(a)(b)(d)

Oil & Gas Equipment & Services - 0.02%
Proserv Group Parent LLC	Preferred Stock			USD	36,249	97	(a)(b)(d)

Specialized Finance - 0.37%
Oxford Lane Capital Corp	Common Stock			USD	194,465	1,781	(d)

Health Care Facilities - 0.05%
Quorum Health Corp	Trade Claim			USD	3,964,000	237	(a)(b)(d)
TOTAL EQUITY & OTHER INVESTMENTS (Cost $28,869)						$16,453
TOTAL INVESTMENTS (Cost $732,725)						$694,491

Money Market Funds - 1.64%
U.S. Government Securities - 1.64%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	Class IN			USD	7,959,861	7,960	(g)
TOTAL MONEY MARKET FUNDS (Cost $7,960)						$7,960

TOTAL INVESTMENTS INCLUDING MONEY MARKET FUNDS (Cost $741,684) - 144.46%						$702,451
LIABILITIES EXCEEDING OTHER ASSETS, NET - (44.46%)						(216,187)
NET ASSETS - 100.00%						$486,264

TL	Term loan.
DD	Delayed draw term loan.
1L	First lien.
2L	Second lien.
EURIBOR	Euro Interbank Offered Rate as of July 31, 2026 was 2.21%.
SOFR	Secured Overnight Financing Rate as of July 31, 2026 was 3.66%.
(a)	Security considered restricted.
(b)	Value determined using significant unobservable inputs.
(c)	Represents a payment-in-kind (“PIK”) security which may pay interest/dividend in additional par/shares.
(d)	Non-income producing security.
(e)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. As of July 31, 2026, the aggregate fair value of these securities was approximately $312.7 million, representing approximately 64.31% of the Fund's net assets.
(f)	Investment is an unfunded or partially funded commitment.
(g)	The money market fund's average 7-day yield as of July 31, 2026 was 3.56%.

The following are the details of the restricted securities held by the Fund:

Issuer	Asset	Par/Shares	Cost	Fair Value	Acquisition Date	% of Net Assets
Equity & Other Investments
Belk Inc	Common Stock	82,904	1,362	2,611	7/22/2024	0.54%
SI Group Inc	Common Stock	38,157	4,547	450	12/23/2025	0.09%
Foresight Energy LLC	Common Stock	320,381	3,666	1,299	6/30/2020	0.27%
SIRVA Worldwide Inc	Common Stock (Class A)	2,475	7	—	8/20/2024	0.00%
SIRVA Worldwide Inc	Common Stock (Class B)	32,077	37	—	8/20/2024	0.00%
SIRVA Worldwide Inc	15.250% 08/2030 (Pref Equity Class A)	569	578	—	8/20/2024	0.00%
SIRVA Worldwide Inc	15.250% 08/2030 (Pref Equity Class B)	287	128	—	8/20/2024	0.00%
Aimbridge Acquisition Co Inc	Common Stock	104,732	10,612	6,370	3/11/2025	1.31%
Proserv Group Parent LLC	Preferred Stock	36,249	142	97	5/7/2018	0.02%
Quorum Health Corp	Trade Claim	3,964,000	1,868	237	7/7/2020	0.05%
Total			$22,947	$11,064		2.28%